Interest in Entities - Summary of Financial Position of the Group Entities that have Non-Controlling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of subsidiaries [line items]
Cash and cash equivalents	$ 1,883.1	$ 855.2
Current assets	6,147.3	8,571.4
Non current assets	4,400.3	2,001.1
Current liabilities	2,428.7	6,386.0
Non current liabilities	5,179.8	571.9
Noncontrolling interest	112.6	96.9		$ 94.3
Revenue	3,771.1	5,462.6	[1]	5,071.1	[1]
Net income/loss for the year	(728.3)	(316.5)		(171.2)
OGMA - Industria Aeronautica de Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents	67.8	24.3
Current assets	217.9	180.2
Non current assets	64.4	60.8
Current liabilities	109.1	86.5
Non current liabilities	0.4	0.4
Noncontrolling interest	60.5	53.9		54.3
Revenue	287.1	277.5		240.5
Net income/loss for the year	$ 3.9	$ 3.0		$ 9.6

[1]	Consolidated statements of income for each of the comparative years ended December 31, 2019 and 2018 were recast to present the results of the Commercial Aviation business unit and related services as continuing operations (previously disclosed as discontinued operations) since the beginning of comparative periods (Note 1.1.1 and 2.1.5).